Payables and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Composition of Payables and Other Current Liabilities	The composition of “Payables and other current liabilities” at December 31, 2022 and December 31, 2021 is as follows:

Millions of euros	12/31/2022	12/31/2021
Payables	12,018	11,872
Trade payables	7,545	6,982
Payables to suppliers of property, plant and equipment	2,841	2,752
Payables for spectrum acquisition	248	569
Other payables	1,088	997
Dividends pending payment	203	228
Payables to associates and joint ventures (Note 10)	93	344
Other current liabilities	1,491	1,338
Contract liabilities (Note 23)	1,038	958
Deferred revenue	102	115
Advances received	350	265
Other liabilities to associates and joint ventures (Note 10)	1	—
Total	13,509	13,210

Schedule Of Current Portion Of Long Term Debt
"Current debt for spectrum acquisition" as of December 31, 2022 and December 31, 2021, is detailed below:

Millions of euros	12/31/2022	12/31/2021
Telefónica Germany	107	107
Telefónica Colombia	17	5
Telefónica Brazil	117	434
Telefónica Spain	7	7
Others	—	16
Total	248	569

Schedule of Current Other Payables	The composition of current "Other payables" at December 31, 2022 and December 31, 2021 is as follows:

Millions of euros	12/31/2022	12/31/2021
Accrued employee benefits	608	516
Other non-financial non-trade payables	480	481
Total	1,088	997

Schedule of Average Payment Period to Suppliers
In accordance with the aforementioned Law 15/2010, the following information corresponding to the Spanish companies of the Telefónica Group is disclosed:

	2022	2021
Number of days
Weighted average maturity period	53	54
Ratio of payments	55	56
Ratio of outstanding invoices	42	42
Millions of euros
Total payments	8,362	7,671
Outstanding invoices	1,251	1,264

Schedule of Changes in Provision Law 18/2022
On October 19, 2022, Law 18/2022, of September 28, on the creation and growth of companies, came into force, which modifies the third additional provision of Law 15/2010. The new standard establishes the obligation to publish in annual accounts, in addition to the information already required, the monetary volume and number of invoices paid in a period less than the maximum established in the late payment regulations, and the percentage they represent of the total number of invoices and on the total monetary payments to your suppliers. This information for the 2022 financial year is shown below:

2022
Monetary volume of invoices paid in a period less than the maximum established in the regulations (millions of euros)	4,899
Percentage of total payments	59%
Number of invoices paid in a period less than the maximum established in the regulations	157,523
Percentage of the total number of invoices paid	54%